Related Party Transactions	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

5.	RELATED PARTY

During the period from September 5, 2025 (inception) through December 31, 2025, Boost Run Holdings LLC (“Boost Run Holdings”), a related party, paid $26,000 in audit fees directly to the Company’s independent registered public accounting firm on behalf of the Company. The Company and Boost Run Holdings are separate legal entities, and the Company was the beneficiary of the services provided.

As a result, the Company recorded a related party payable to Boost Run Holdings for the amount paid. The balance remained outstanding as of December 31, 2025. The payable is unsecured, non-interest bearing, and due on demand, and no formal repayment terms exist between the parties.

Note 14. Related Party Transactions

Related Party Loan

On November 25, 2025, the Company entered into the Related Party Loan with its CEO, Andrew Karos, under which the Company borrowed $1,430. Subsequent to March 31, 2026, in connection with the consummation of the Mergers (see Note 2 – Business Combination), the Company repaid in full all outstanding borrowings under this arrangement.

Consulting Agreement

On January 13, 2026, the Company entered into a consulting services agreement with B. Luke Weil, a Director of the Company (formerly the Chairman and Chief Executive Officer of the SPAC), pursuant to which Mr. Weil will provide advice on business strategy and corporate governance and use reasonable efforts to introduce the Company to clients and investors, commencing on the first business day following the closing of the Merger. In consideration for these services, the Company agreed to grant Mr. Weil 336,000 shares of the Company’s Class A common stock on the date of closing, subject to vesting based on the Company’s stock price performance during the post-closing period. Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. During the three months ended June 30, 2026, all applicable vesting conditions associated with the 336,000 share award were satisfied and the award became fully vested, see Note 2 – Business Combination and Note 16 – Stock-based Compensation.

Installment Note

In May 2026, in connection with the Business Combination (see Note 2 – Business Combination), the Company issued an installment note with an initial principal amount of $8,500 to Andrew Karos, the Company’s Chief Executive Officer, as partial consideration for the cancellation of his equity interests in Boost Run Holdings, LLC. The installment note was satisfied in full in connection with the Closing on May 8, 2026.

Earnout Shares

On May 8, 2026, in connection with the Business Combination (see Note 2 – Business Combination), Andrew Karos, the Company’s Chief Executive Officer, became entitled to receive up to 7,875,000 Karos Earnout Shares. The Sponsor, which is controlled by B. Luke Weil, a member of the Company’s Board of Directors, became entitled to receive up to 1,125,000 Sponsor Earnout Shares, and the SPV, an entity owned by Sean Goodrich, a member of the Company’s Board of Directors, became entitled to receive up to 1,968,750 SPV Earnout Shares, in each case upon achievement of specified Class A Common Stock price targets during the three-year period following Closing, as described in Note 2 – Business Combination. During the three months ended June 30, 2026, all applicable stock price targets were achieved, and the Company issued 7,875,000 Karos Earnout Shares, 1,125,000 Sponsor Earnout Shares, and 1,968,750 SPV Earnout Shares. The Earnout Shares are classified within permanent equity and are not subject to remeasurement; see Note 2 – Business Combination for the related accounting treatment.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

Note 10. Related Party

On November 25, 2025, the Company entered into the Related Party Loan with its CEO, Andrew Karos, under which the Company borrowed $1,430. Refer to Note 9 - Debt for more information.